Expense Example, No Redemption - American Funds Global Insight Fund	Dec. 30, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 159
Expense Example, No Redemption, 3 Years	493
Expense Example, No Redemption, 5 Years	850
Expense Example, No Redemption, 10 Years	1,660
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	164
Expense Example, No Redemption, 3 Years	508
Expense Example, No Redemption, 5 Years	876
Expense Example, No Redemption, 10 Years	$ 1,401